Benefit Plans	12 Months Ended
Dec. 31, 2019
Benefit Plans [Abstract]
Benefit Plans

NOTE 12 – BENEFIT PLANS

Multi-employer pension plan:

CFBank participates in the Pentegra Defined Benefit Plan for Financial Institutions (the “Pentegra DB Plan”), a multi-employer contributory trusteed pension plan.  The retirement benefits to be provided by the plan were frozen as of June 30, 2003 and future employee participation in the plan was stopped.  The plan was maintained for all eligible employees and the benefits were funded as accrued.  The cost of funding was charged directly to operations.

The unfunded liability under the Pentegra DB Plan at June 30, 2019 totaled $110 and at June 30, 2018 was $61.  CFBank’s contributions for the plan years ending June 30, 2019 and June 30, 2018, totaled $59 and $18, respectively.  Contributions to the plan may vary from period to period due to the change in the plan's unfunded liability. The unfunded liability is primarily related to the change in plan assets and the change in plan liability from one year to the next.  The change in plan assets is based on contributions deposited, benefits paid and the actual rate of return earned on those assets.  The change in plan liability is based on demographic changes and changes in the interest rates used to determine plan liability.  In the event the actual rate of return earned on plan assets declines, the value of the plan assets will decline.  In the event the interest rates used to determine plan liability decrease, plan liability will increase.  The combined effect of each change determines the change in the unfunded liability and the change in the employer contributions.

The Pentegra DB Plan is a tax-qualified defined-benefit pension plan.  The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

Funded status (market value of plan assets divided by funding target) based on valuation reports as of July 1, 2019 and 2018 was 89.69% and 94.33%, respectively.

Total contributions made to the Pentegra DB Plan, as reported on Form 5500 of the Pentegra DB Plan, totaled $164,570 and $367,119 for the plan years ended June 30, 2018 and June 30, 2017, respectively.  CFBank’s contributions to the Pentegra DB Plan were not more than 5% of the total contributions to the Pentegra DB Plan.

401(k) Plan:

The Company sponsors a 401(k) plan that allows employee contributions up to the maximum amount allowable under federal tax regulations, which are currently matched in an amount equal to 50% of the first 6% of the compensation contributed.  Expense for 2019 and 2018 was $188 and $106, respectively.

Salary Continuation Agreement:

In 2004, CFBank entered into a nonqualified salary continuation agreement with its former Chairman Emeritus.  Benefits provided under the plan are unfunded, and payments are made by CFBank.  Under the plan, CFBank pays him, or his beneficiary, a benefit of $25 annually for 20 years, beginning 6 months after his retirement date, which was February 28, 2008.  The expense related to this plan totaled $8 and $9 in 2019 and 2018, respectively. The accrual is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $170 at year-end 2019 and $187 at year-end 2018.

Life Insurance Benefits:

CFBank has entered into agreements with certain employees, former employees and directors to provide life insurance benefits which are funded through life insurance policies purchased and owned by CFBank.  The expense related to these benefits totaled ($12) and ($9) in 2019 and 2018, respectively.  The accrual for CFBank’s obligation under these agreements is included in accrued interest payable and other liabilities in the consolidated balance sheets and totaled $171 at year-end 2019 and $182 at year-end 2018.